UNAUDITED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Net income	$ 1,069,327	$ 684,393
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation	2,534	3,384
Allowance for credit losses	62,094	37,366
Deferred tax	65,626	91,275
Changes in assets and liabilities
Accounts receivable	(1,193,399)	(144,789)
Deposits, prepayments and other current assets	(390,214)	3,182
Accounts payable	589,009	96,755
Tax payable	165,848	54,179
Advance from customers	618	110
Due from related parties	444	490
Due to related party	63,000	0
Accrued expenses and other liabilities	(45,437)	41,308
Net cash provided by operating activities	389,450	867,653
Cash flows from financing activities
Capital contribution from shareholders	0	1,000
Deferred IPO cost	(35,928)	(663,155)
Loans received from a related party	50,859	42,663
Repayment of loans to a related party	(370,541)	(176,416)
Net cash used in financing activities	(355,610)	(795,908)
Effect of exchange rate changes on cash and cash equivalents	(14,059)	22,926
Net increase in cash and cash equivalents	19,781	94,671
Cash and cash equivalents at beginning of the period	51,809	19,396
Cash and cash equivalents at end of the period	$ 71,590	$ 114,067